Quarterly Report
March 31, 2024
MFS®  Prudent Investor Fund
FPP-Q3

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 49.9%
Aerospace & Defense – 3.4%
Safran S.A.	3,120	$707,031
Thales S.A.	3,018	514,606
		$1,221,637
Alcoholic Beverages – 2.1%
Heineken Holding N.V.	9,411	$759,449
Automotive – 2.1%
Knorr-Bremse AG	10,072	$761,719
Brokerage & Asset Managers – 2.4%
B3 S.A. - Brasil Bolsa Balcao	96,500	$230,696
Euronext N.V.	6,572	625,356
		$856,052
Computer Software – 5.1%
Microsoft Corp.	503	$211,622
Oracle Corp.	3,674	461,491
Oracle Corp. Japan	5,600	423,755
Sage Group PLC	47,087	752,098
		$1,848,966
Computer Software - Systems – 5.5%
Amadeus IT Group S.A.	15,157	$971,971
Samsung Electronics Co. Ltd.	16,495	1,009,610
		$1,981,581
Consumer Services – 2.2%
Booking Holdings, Inc.	221	$801,761
Electrical Equipment – 1.8%
Legrand S.A.	6,032	$639,179
Electronics – 1.4%
Kyocera Corp.	36,200	$483,647
Insurance – 0.9%
Swiss Re Ltd.	2,618	$336,594
Internet – 4.8%
Alphabet, Inc., “A” (a)	6,781	$1,023,457
Scout24 AG	9,223	695,123
		$1,718,580
Leisure & Toys – 1.9%
Nintendo Co. Ltd.	12,800	$693,016
Medical Equipment – 4.2%
Agilent Technologies, Inc.	2,218	$322,741
Bio-Rad Laboratories, Inc., “A” (a)	1,790	619,108
Sonova Holding AG	2,018	584,243
		$1,526,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.8%
Edenred	11,340	$605,101
S&P Global, Inc.	942	400,774
		$ 1,005,875
Printing & Publishing – 1.4%
Wolters Kluwer N.V.	3,177	$497,674
Real Estate – 2.6%
LEG Immobilien SE	10,967	$941,570
Specialty Chemicals – 0.1%
Nitto Denko Corp.	400	$36,412
Specialty Stores – 1.3%
Zalando SE (a)	16,700	$477,265
Telecommunications - Wireless – 1.4%
Infrastrutture Wireless Italiane S.p.A.	44,217	$502,318
Telephone Services – 0.8%
Altice USA, Inc., “A” (a)	16,236	$42,376
Hellenic Telecommunications Organization S.A.	16,969	250,257
		$ 292,633
Utilities - Electric Power – 1.7%
Iberdrola S.A.	49,692	$616,249
Total Common Stocks		$17,998,269
Bonds – 38.8%
Asset-Backed & Securitized – 0.2%
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	$38,308	$38,345
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	17,463	17,441
		$ 55,786
Broadcasting – 0.2%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$69,000	$61,132
Building – 1.2%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$88,000	$80,923
Interface, Inc., 5.5%, 12/01/2028 (n)	60,000	57,010
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	125,000	119,749
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	218,000	182,785
		$ 440,467
Conglomerates – 0.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$74,000	$68,991
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	39,000	35,985
		$ 104,976
Consumer Products – 0.1%
Coty, Inc., 6.5%, 4/15/2026 (n)	$25,000	$25,040
Consumer Services – 1.5%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$211,000	$176,749
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	236,000	222,717
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	198,000	140,212
		$ 539,678

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.5%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$200,000	$176,990
Electronics – 0.3%
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$63,000	$62,228
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)		50,000	43,250
			$ 105,478
Financial Institutions – 1.2%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$171,285	$162,914
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		112,750	107,240
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	150,000	126,920
Samhallsbyggnadsbolaget i Norden AB, 2.624%, 4/30/2172 (a)		170,000	42,183
			$ 439,257
Insurance - Property & Casualty – 0.4%
Hub International Ltd., 7.375%, 1/31/2032 (n)		$148,000	$148,997
Medical & Health Technology & Services – 0.3%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		$141,000	$125,990
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027		$105,000	$100,988
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024		97,000	94,401
			$ 195,389
Metals & Mining – 0.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$118,000	$108,829
Midstream – 1.3%
Peru LNG, 5.375%, 3/22/2030		$200,000	$173,535
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		72,000	73,454
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		85,000	91,618
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		133,000	137,159
			$ 475,766
Mortgage-Backed – 4.2%
Fannie Mae, UMBS, 6.5%, 9/01/2053 - 12/01/2053		$91,430	$93,409
Fannie Mae, UMBS, 5.5%, 10/01/2053 - 11/01/2053		397,968	395,962
Freddie Mac, 5.831%, 1/25/2031		28,281	28,377
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052		286,763	275,911
Freddie Mac, UMBS, 6%, 7/01/2053		49,809	50,259
Ginnie Mae, 5.5%, 2/20/2053		162,826	162,719
Ginnie Mae, 5%, 11/20/2053		99,759	98,024
Ginnie Mae, TBA, 4.5%, 4/15/2054		100,000	96,083
Ginnie Mae, TBA, 5%, 4/15/2054		100,000	98,276
Ginnie Mae, TBA, 6.5%, 5/01/2054		75,000	76,177
Ginnie Mae, TBA, 6%, 5/15/2054		25,000	25,198
UMBS, TBA, 5%, 5/01/2039		100,000	99,831
			$ 1,500,226
Pharmaceuticals – 0.3%
Amgen, Inc., 1.9%, 2/21/2025		$108,000	$104,642
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$166,000	$152,318
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 1.35%, 12/02/2024		$118,000	$114,735

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030	EUR	100,000	$97,483
Telecommunications - Wireless – 0.7%
SBA Communications Corp., 3.875%, 2/15/2027		$132,000	$125,544
SBA Communications Corp., 3.125%, 2/01/2029		162,000	142,966
			$ 268,510
Transportation - Services – 0.5%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	165,000	$166,974
U.S. Treasury Obligations – 21.5%
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		$1,102,792	$1,101,707
U.S. Treasury Notes, 3%, 6/30/2024		1,444,000	1,435,553
U.S. Treasury Notes, 4.25%, 9/30/2024		1,426,000	1,418,856
U.S. Treasury Notes, 4.25%, 12/31/2024		1,264,000	1,255,273
U.S. Treasury Notes, 3.875%, 3/31/2025		897,000	886,874
U.S. Treasury Notes, 1.625%, 10/15/2027		570,967	565,461
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		1,168,476	1,100,936
			$ 7,764,660
Utilities - Electric Power – 1.9%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		$150,000	$142,581
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		133,000	114,153
Dominion Energy, Inc., 3.3%, 3/15/2025		107,000	104,764
MidAmerican Energy Co., 3.5%, 10/15/2024		94,000	93,042
NextEra Energy Capital Holdings, Inc., 4.255%, 9/01/2024		108,000	107,280
Southern Co., 4.475%, 8/01/2024		107,000	106,468
			$ 668,288
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	150,000	$140,052
Total Bonds			$13,981,663
Exchange-Traded Funds – 1.8%
Gold ETFs – 1.8%
VanEck Gold Miners UCITS ETF (a)		6,227	$218,692
VanEck Junior Gold Miners UCITS ETF (a)		12,503	421,976
Total Exchange-Traded Funds			$ 640,668
Investment Companies (h) – 7.8%
Money Market Funds – 7.8%
MFS Institutional Money Market Portfolio, 5.38% (v)		2,813,102	$2,813,665
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.3%
Major Banks – 0.0%
Capital One Financial Corp. – June 2024 @ $95	Put	Goldman Sachs International	$ 476,448	32	$960
Market Index Securities – 0.3%
Euro Stoxx 50 Index – August 2024 @ EUR 4,600	Put	Goldman Sachs International	$ 1,261,377	23	$11,960
Euro Stoxx 50 Index – September 2025 @ EUR 3,500	Put	Goldman Sachs International	1,535,589	28	15,829
Russell 2000 Index – June 2024 @ $1,400	Put	Goldman Sachs International	1,062,274	5	675
Russell 2000 Index – June 2024 @ $1,500	Put	Goldman Sachs International	849,819	4	880
Russell 2000 Index – December 2025 @ $1,400	Put	Goldman Sachs International	1,274,728	6	15,600

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
S&P 500 Index – June 2024 @ $3,150	Put	Goldman Sachs International	$ 1,576,305	3	$510
S&P 500 Index – June 2024 @ $3,250	Put	Goldman Sachs International	1,050,870	2	360
S&P 500 Index – June 2024 @ $3,350	Put	Goldman Sachs International	1,050,870	2	440
S&P 500 Index – August 2024 @ $4,800	Put	Goldman Sachs International	2,101,740	4	17,620
S&P 500 Index – December 2024 @ $4,500	Put	Goldman Sachs International	1,576,305	3	18,294
S&P 500 Index – June 2025 @ $3,700	Put	Goldman Sachs International	2,627,175	5	23,650
S&P 500 Index – December 2025 @ $3,300	Put	Goldman Sachs International	1,576,305	3	13,653
					$119,471
Network & Telecom – 0.0%
Digital Realty Trust, Inc., REIT – June 2024 @ $90	Put	Goldman Sachs International	$ 619,372	43	$1,935
Total Purchased Options					$122,366

Written Options (see table below) – (0.0)%	$(13,636)

Other Assets, Less Liabilities – 1.4%	530,038
Net Assets – 100.0%	$36,073,033
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,813,665 and $32,742,966, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,874,800, representing 8.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Major Banks
Capital One Financial Corp.	Put	Goldman Sachs International	32	$476,448	$65.00	June – 2024	$(6,560)
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	4	2,101,740	3,700.00	August – 2024	(3,280)
Euro Stoxx 50 Index	Put	Goldman Sachs International	23	1,261,377	EUR 4,000.00	August – 2024	(3,796)
							$(7,076)
							$(13,636)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	4,018,244	EUR	3,680,722	Merrill Lynch International	4/19/2024	$44,610
USD	107,035	GBP	84,604	BNP Paribas S.A.	4/19/2024	243
						$44,853
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,883,330	$94,577	$—	$3,977,907
France	3,091,273	—	—	3,091,273
Germany	2,875,677	27,789	—	2,903,466
Japan	1,636,830	—	—	1,636,830
Spain	1,588,220	—	—	1,588,220
United Kingdom	1,392,766	—	—	1,392,766
Netherlands	1,257,123	—	—	1,257,123
South Korea	1,009,610	—	—	1,009,610
Switzerland	920,837	—	—	920,837
Other Countries	983,271	—	—	983,271
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,764,660	—	7,764,660
U.S. Corporate Bonds	—	3,090,818	—	3,090,818
Residential Mortgage-Backed Securities	—	1,500,226	—	1,500,226
Asset-Backed Securities (including CDOs)	—	55,786	—	55,786
Foreign Bonds	—	1,570,173	—	1,570,173
Mutual Funds	2,813,665	—	—	2,813,665
Total	$21,452,602	$14,104,029	$—	$35,556,631
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$44,853	$—	$44,853
Written Options - Liabilities	—	(13,636)	—	(13,636)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,206,478	$10,619,453	$10,012,024	$(396)	$154	$2,813,665
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$121,271	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	55.4%
France	8.6%
Germany	7.6%
Japan	4.5%
Spain	4.4%
Netherlands	4.0%
United Kingdom	3.9%
South Korea	2.7%
Switzerland	2.5%
Other Countries	6.4%

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.